GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL [abstract]
Schedule of goodwill
RMB’000

Year ended December 31, 2018 and 2019
Opening net book amount	281,255
Additions	-
Impairment	-
Closing net book amount	281,255

At December 31, 2018 and 2019
Cost	281,255
Accumulated impairment	-
Net book amount	281,255

Schedule of key assumptions used for value-in-use calculations
Railroad business	2018	2019

Gross margin (beyond the five-years period)	16.73%	16.30%
Growth rate (beyond the five-years period)	2.00%	2.00%
Discount rate	12.44%	12.44%